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THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Prudential Active Balanced Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Gateway Center Three, 4th Floor
Newark, NJ 07102

                                                              December 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

              Re: The Prudential Investment Portfolios, Inc. (the "Fund") (File No. 33-61997)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 20 and (ii) that the text of Post-Effective Amendment No. 20 was filed electronically on November 27, 2002.

                                    THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


                                    By:  /s/ Maria G. Master
                                         --------------------
                                             Maria G. Master
                                             Secretary